Acquired Intangible Assets - Schedule of Acquired Intangible Assets and Future Amortization Expense (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	$ 19,955,640		$ 19,955,640	$ 19,132,673
Amortizable intangible assets, Accumulated Amortization	11,424,957		10,724,477	7,409,861
Aggregate amortization expense for the year ended	700,480	957,095	3,314,616	2,636,145
2014	1,649,695		2,350,175
2015	1,849,111		1,849,111
2016	2,954,003		2,954,003
2017	1,966,974		1,966,974
2018	110,900		110,900
Total	8,530,683		9,231,163	11,722,812
Customer related [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	19,505,640		19,505,640	18,712,673
Amortizable intangible assets, Accumulated Amortization	11,195,790		10,511,810	7,275,865
Covenants not to compete [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	450,000		450,000	420,000
Amortizable intangible assets, Accumulated Amortization	$ 229,167		$ 212,667	$ 133,996